LOSS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Net income before tax	$ (311.8)	$ (606.8)
Less: Net (loss) income from discontinued operations	(127.9)	20.2
Less: Amounts attributable to preferred shareholders	83.0	53.6
Adjusted net loss from continuing operations	$ (266.9)	$ (680.6)
Weighted and diluted weighted average number of shares outstanding	367,170,911	361,566,007
Basic and diluted (loss) earnings per share
Basic (loss) earnings per share continuing operations	$ (0.73)	$ (1.88)
Diluted (loss) earnings per share continuing operations	(0.73)	(1.88)
Basic (loss) earnings per share discontinued operations	(0.35)	0.05
Diluted (loss) earnings per share discontinued operations	(0.35)	0.05
Total operations basic	(1.08)	(1.83)
Total operations diluted	$ (1.08)	$ (1.83)
Minimum subordinate voting share conversion of the TEUs (in shares)	25,665,433	25,658,711